Equity Method Investments - Investments In Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	$ 20.6	$ 19.4
Income / (loss) on a percentage basis	4.9	1.2	$ 16.1
Funding received from shareholder loan	(9.8)	0.0	(46.5)
Balance as of December 31	15.7	20.6	19.4
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	16.9	16.9
Income / (loss) on a percentage basis	2.0	0.0
Funding received from shareholder loan	(9.8)
Balance as of December 31	9.1	16.9	16.9
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	3.7	2.5
Income / (loss) on a percentage basis	2.9	1.2
Funding received from shareholder loan	0.0
Balance as of December 31	$ 6.6	$ 3.7	$ 2.5